Share-based awards	12 Months Ended
Mar. 31, 2016
Share-based awards
Share-based awards

8.     Share-based awards

Share-based awards such as incentive and non-statutory options, restricted shares, RSUs, dividend equivalent rights, share appreciation rights and share payments may be granted to any directors, employees and consultants of the Company or affiliated companies under the employee share option plans adopted in 1999, 2004, 2005, the incentive plan adopted in 2007 and the equity incentive plan adopted in 2011, which govern the terms of the awards. In September 2014, the Company adopted a post-IPO equity incentive plan (the "2014 Plan"). Share-based awards are only available for issuance under our 2014 Plan. If an award under the previous plan terminates, expires or lapses, or is cancelled for any reason, ordinary shares subject to the award become available for the grant of a new award under the 2014 Plan. On April 1, 2015 and each anniversary thereof, an additional amount equal to the lesser of (A) 25,000,000 ordinary shares, and (B) such lesser number of ordinary shares determined by the board of directors will become available for the grant of a new award under the 2014 Plan. The 2014 Plan has a ten-year term. All share awards granted under the 2014 Plan are subject to dilution protection should the capital structure of the Company be affected by a share split, reverse share split, share dividend or other dilutive action. The 2014 Plan has substantially similar terms as the plan adopted in 2011 and other previous plans except that (i) the 2014 Plan is administered by the compensation committee of the board (or a subcommittee thereof), or such other committee of the board to which the board has delegated power to act, or the board in absence of any such committee and some definitions, and (ii) certain terms are adjusted for the purposes of compliance with the Sarbanes-Oxley Act of 2002, U.S. Securities Act of 1933 and the regulations thereunder, as amended from time to time and U.S. Securities Exchange Act of 1934 and the regulations thereunder, as amended from time to time, among others. As of March 31, 2016, the number of shares authorized but unissued was 23,050,439 ordinary shares.

Share options and RSUs granted are generally subject to a four-year vesting schedule as determined by the administrator of the plans. Under the four-year vesting schedule, depending on the nature and the purpose of the grant, share options and RSUs in general vest 25% or 50% upon the first or second anniversary of the vesting commencement date, respectively, as defined in the grant agreement, and thereafter 25% every year. No outstanding share options or RSUs will be exercisable or subject to vesting after the expiry of a maximum of six years from the date of grant. Starting from the year ended March 31, 2015, certain share options and RSUs granted to senior management members of the Company were subject to a six-year pro rata vesting schedule. No outstanding share options or RSUs will be exercisable or subject to vesting after the expiry of a maximum of eight years from the date of grant.

Early exercise of share options is allowable under all the aforementioned plans; however, any unvested shares are subject to repurchase by the Company at the lower of the original exercise price or the fair market value upon termination of service contracts with the grantees.

(a)   Share options relating to ordinary shares of the Company

A summary of changes in the share options relating to ordinary shares granted by the Company during the year ended March 31, 2016 is as follows:

	Number of share options	Weighted average exercise price	Weighted average remaining contractual life
		US$	(in years)
Outstanding at April 1, 2015	21,339,410	42.29	6.0
Granted	5,159,400	81.55
Exercised	(3,091,919)	15.23
Cancelled/forfeited/expired	(5,699,563)	54.99

Outstanding at March 31, 2016 (i)	17,707,328	54.37	5.6

Vested and exercisable at March 31, 2016	4,062,743	50.21	5.8
Vested and expected to vest at March 31, 2016 (ii)	17,255,700	54.68	5.8

(i)Outstanding options as of March 31, 2016 include 2,699,250 unvested options early exercised.

(ii)The share options expected to vest are the result of applying the pre-vesting forfeiture rate assumptions to total outstanding share options, including early exercised options.

As of March 31, 2015 and 2016, 605,340 and 384,116 outstanding share options were held by non-employees, respectively. These share options are subject to re-measurement through each vesting date to determine the appropriate share-based compensation expense.

As of March 31, 2016, the aggregate intrinsic value of all outstanding options was RMB2,964 million. As of the same date, the aggregate intrinsic value of options that were vested and exercisable and options that were vested and expected to vest is RMB757 million and RMB2,801 million, respectively.

During the years ended March 31, 2014, 2015 and 2016, the weighted average grant date fair value of share options granted was US$6.14, US$23.07 and US$28.65, respectively, and the total grant date fair value of options vested during the same years was RMB123 million, RMB134 million and RMB602 million, respectively. During the same years, the aggregate intrinsic value of share options exercised was RMB1,698 million, RMB488 million and RMB556 million, respectively.

Cash received from option exercises under the share option plans, including repayment of loans and interest receivable on employee loans for the exercise of vested options, for the years ended March 31, 2014, 2015 and 2016 was RMB1,543 million, RMB313 million and RMB693 million, respectively.

The fair value of each option grant is estimated on the date of grant using the Black-Scholes model and the assumptions below:

	Year ended March 31,
	2014	2015	2016
Risk-free interest rate (i)	0.69% - 1.52%	1.38% - 1.99%	1.24% - 1.79%
Expected dividend yield (ii)	0%	0%	0%
Expected life (years) (iii)	4.25 - 4.38	4.25 - 5.75	4.25 - 5.75
Expected volatility (iv)	37.0% - 39.3%	35.0% - 40.8%	33.4% - 35.7%

(i)	Risk-free interest rate is based on the yields of United States Treasury securities with maturities similar to the expected life of the share options in effect at the time of grant.
(ii)	Expected dividend is assumed to be 0% as the Company has no history or expectation of paying a dividend on its ordinary shares.
(iii)	Expected life of share options is based on the average between the vesting period and the contractual term for each grant.
(iv)	Expected volatility is assumed based on the historical volatility of the Company's comparable companies in the period equal to the expected life of each grant.

As of March 31, 2016, there were RMB1,021 million of unamortized compensation costs related to these outstanding share options, net of expected forfeitures and after re-measurement applicable to share options granted to non-employees. These amounts are expected to be recognized over a weighted average period of 2.8 years.

During the years ended March 31, 2014, 2015 and 2016, the Company recognized share-based compensation expense of RMB417 million, RMB1,152 million and RMB578 million, respectively, in connection with the above share options, net of reimbursement from Ant Financial Services (Note 23).

(b)   Restricted shares and RSUs relating to ordinary shares of the Company

A summary of the changes in the restricted shares and RSUs related to ordinary shares granted by the Company during the year ended March 31, 2016 is as follows:

	Number of restricted shares and RSUs	Weighted- average grant date fair value
		US$
Awarded and unvested at April 1, 2015	67,981,170	45.68
Granted	30,865,598	72.30
Vested	(20,813,741)	34.60
Cancelled/forfeited	(6,196,662)	52.35

Awarded and unvested at March 31, 2016	71,836,365	59.75

Expected to vest at March 31, 2016 (i)	62,144,018	58.25

(i)Restricted shares and RSUs expected to vest are the result of applying the pre-vesting forfeiture rate assumptions to total outstanding restricted shares and RSUs.

As of March 31, 2015 and 2016, 6,447,715 and 5,880,443 outstanding RSUs were granted to non-employees, respectively. These awards are subject to re-measurement through each vesting date to determine the appropriate share-based compensation expense.

As of March 31, 2016, there were RMB12,688 million of unamortized compensation costs related to these outstanding restricted shares and RSUs, net of expected forfeitures and after re-measurement applicable to these awards granted to non-employees. These amounts are expected to be recognized over a weighted average period of 2.1 years.

During the years ended March 31, 2014, 2015 and 2016, the Company recognized share-based compensation expense of RMB2,378 million, RMB7,767 million and RMB9,915 million, respectively, in connection with the above restricted shares and RSUs, net of reimbursement from Ant Financial Services (Note 23).

(c)   Partner Capital Investment Plan relating to ordinary shares of the Company

During the years ended March 31, 2014 and 2015, the Company offered selected members of the Alibaba Partnership subscription rights to acquire restricted shares of the Company. These rights and the underlying restricted shares are only subject to a non-compete provision but not other vesting conditions (employment or otherwise) and they entitle the holders to purchase restricted shares at US$14.50 per share during a four-year period. Upon the exercise of such rights, the underlying ordinary shares may not be transferred for a period of eight years from the date of subscription of the relevant rights. The number of ordinary shares underlying these rights is 18,000,000 shares of which the rights to subscribe 14,500,000 shares were offered and subscribed up to March 31, 2016. These rights were accounted for as a noncontrolling interest of the Company as such rights were issued by the subsidiaries and classified as equity at the subsidiary level. Share-based compensation expense of nil, RMB211 million and nil was recognized in connection with these rights for the years ended March 31, 2014, 2015 and 2016, respectively.

The fair value of each right to acquire restricted shares is estimated on the subscription date using the Black-Scholes model and the assumptions below:

	Year ended March 31,
	2014	2015
Risk-free interest rate (i)	1.03%	1.50%
Expected dividend yield (ii)	0%	0%
Expected life (years) (iii)	4.00	4.00
Expected volatility (iv)	36.9%	38.1%
Discount for post-vesting sale restrictions (v)	38.0%	35.0%

(i)	Risk-free interest rate is based on the yields of United States Treasury securities with maturities similar to the expected life of the share-based awards in effect at the time of grant.
(ii)	Expected dividend is assumed to be 0% as the Company has no history or expectation of paying a dividend on its ordinary shares.
(iii)	Expected life of the rights is based on management's estimate on timing of redemption for ordinary shares by the participants.
(iv)	Expected volatility is assumed based on the historical volatility of the Company's comparable companies in the period equal to expected life of each right.
(v)	Discount for post-vesting sale restrictions applied on the underlying ordinary shares takes into consideration the restriction on sales of eight years.

(d)  Share-based awards relating to Ant Financial Services

Junhan, the general partner of which is controlled by the executive chairman of the Company and a major equity holder of Ant Financial Services, made grants of certain share-based awards similar to share appreciation awards linked to the valuation of Ant Financial Services to a substantial number of employees of the Company. The vesting of such awards is conditional upon the fulfillment of requisite service conditions to the Company, and such awards will be settled in cash by Junhan upon the disposal by the holders. Junhan has the right to repurchase the vested awards from the holders upon an initial public offering of Ant Financial Services or the termination of the employment of the employees with the Company at a price to be determined based on the then fair market value of Ant Financial Services. The Company has no obligation to reimburse Junhan, Ant Financial Services or its subsidiaries for the cost associated with these awards.

For accounting purposes, the cost relating to such share-based awards granted by the shareholder through Junhan is recognized by the Company as a shareholder contribution as the award will ultimately be settled in cash by Junhan. The award is accounted for as a financial derivative and initially measured at its fair value, and the related expense will be recognized over the requisite service period in the consolidated income statements with a corresponding credit to additional paid-in capital. Subsequent changes in the fair value of the award are recorded in the consolidated income statements through the date on which the underlying award is settled by Junhan.

As of March 31, 2016, there were RMB2,542 million of unamortized compensation costs related to these outstanding share-based awards of Ant Financial Services granted by Junhan, net of expected forfeitures. These amounts are expected to be recognized over a weighted average period of 1.7 years.

During the years ended March 31, 2015 and 2016, the Company recognized expenses of RMB3,788 million and RMB5,506 million in respect of the share-based awards relating to Ant Financial Services granted by Junhan, respectively. The expenses recognized for the year ended March 31, 2014 were insignificant.

(e)   Share-based compensation expense by function

	Year ended March 31,
	2014	2015	2016
	(in millions of RMB)
Cost of revenue	1,154	4,176	4,003
Product development expenses	795	3,876	5,703
Sales and marketing expenses	189	1,235	1,963
General and administrative expenses	706	3,741	4,413

Total	2,844	13,028	16,082